PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

7. PREPAID EXPENSES AND OTHER CURRENT ASSETS

	As of December 31,
	2020	2021
	RMB	RMB
Value-added tax recoverable	100,686	198,189
Other receivables	21,060	57,039
Prepaid expenses	25,863	51,156
Advances to suppliers	874	7,838
Rental deposits	4,415	816
Total	152,898	315,038